Offerings - Offering: 1	Jul. 14, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Amendment to the Security National Financial Corporation 2022 Equity Incentive Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit | $ / shares	10.20
Maximum Aggregate Offering Price	$ 30,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,685
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1922, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Class A common stock, par value $2.00 per share, of Security National Financial Corporation (the “Company”) which become issuable under the 2022 Equity Incentive Plan, as applicable, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock of the Company.To the extent that (i) an award under the amendment to the 2022 Equity Incentive Plan, as applicable, expires, lapses or is terminated, converted into an award in respect of shares of another entity in connection with a spin-off or other similar event, exchanged for cash, surrendered, repurchased or canceled, in any case, in a manner that results in the Company acquiring the underlying shares at a price not greater than the price paid by the participant or not issuing the underlying shares, such shares will be available for future grants under the 2022 Equity Incentive Plan, as applicablePursuant to Rule 457(c) of the Securities Act, and solely for the purposes of calculating the registration fee, the proposed maximum price is based on the average of the high and low prices of the common stock of the Company as reported on the NASDAQ Capital Market on July 9, 2025 ($10.20 per share).Represents 3,000,000 shares of Class A common stock of the Company reserved for issuance under the amendment to the 2022 Equity Incentive Plan.